LICENSES	3 Months Ended
Feb. 28, 2022
Licenses
LICENSES

8.    LICENSES

Four licenses were acquired during the year ended November 30, 2018 through the issuance of 888,000 common shares valued at $3,756,360. During the three months ended February 29, 2020, the Company wrote-off one license with an unamortized balance of $250,581. During the year ended November 30, 2020, the Company acquired one additional license for $15,426. During the year ended November 30, 2021, the Company wrote-off the remaining three licenses which had an unamortized balance of $705,555 as there was no expected future use and the recoverable amount was considered to be nominal.

During the three months ended February 28, 2021, amortization, included in cost of sales, amounted to $nil (February 28, 2021 - $105,403).

The following table is a reconciliation of the licenses:

	February 28, 2022	November 30, 2021
		$
Balance, beginning of period	-	705,555
Amortization	-	(213,015)
Write-offs	-	(492,751)
Net exchange differences	-	211
Balance, end of period	-	-